UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Flexible Income Trust
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN				COUPON	MATURITY
THOUSANDS				RATE	DATE	VALUE
			Foreign Government & Corporate Bonds (24.3%)
			Argentina (0.5%)
			Foreign Government Obligations
	$1,322		Republic of Argentina	0.00%	08/03/12	$342,067
	652		Republic of Argentina	0.00	08/03/09	84,108
	238		Republic of Argentina	8.28	12/31/33	139,886

			Total Argentina			566,061

			Belize (0.0%)
			Foreign Government Obligation
	46		Republic of Belize	4.250	02/20/29	24,610

			Brazil (2.7%)
			Foreign Government Obligations
	1,000		Banco Nac De Desen Econo — 144A (d)	6.369	06/16/18	1,023,750
	110		Brazilian Government International	7.125	01/20/37	121,660
	300		Federal Republic of Brazil	5.875	01/15/19	308,700
	406		Federal Republic of Brazil	8.00	01/15/18	460,936
	230		Federal Republic of Brazil (Series B)	8.875	04/15/24	288,995
	360		Federal Republic of Brazil	10.50	07/14/14	457,200
	400		Federal Republic of Brazil (c)	11.00	08/17/40	525,000

			Total Brazil			3,186,241

			Canada (2.3%)
			Aerospace & Defense (0.7%)
	870		Bombardier Inc. Ser 144A (d)	6.30	05/01/14	809,100

			Aluminum (0.3%)
	500		Novelis, Inc. — 144A (d)	7.25	02/15/15	410,000

			Oil & Gas Pipelines (0.5%)
	590		Kinder Morgan Finance Co.	5.70	01/05/16	535,425

			Oil & Gas Production (0.3%)
	80		Devon Financing Corp.	7.875	09/30/31	98,754
	375		Opti Canada Inc.	8.25	12/15/14	249,375

						348,129

			Other Metals/Minerals (0.5%)
	510		Teck Resources Ltd.	10.25	05/15/16	580,125

			Total Canada			2,682,779

			Colombia (0.6%)
			Foreign Government Obligation
	500		Republic of Colombia (c)	11.75	02/25/20	680,000

			Denmark (0.0%)
			Finance/Rental/Leasing (0.0%)
DKK	233		Realkredit Denmark	6.00	10/01/29	46,718
	(n	)	Unikredit Realkredit (Series Ann)	5.00	10/01/29	28

			Total Denmark			46,746

			Ecuador (0.2%)
			Foreign Government Obligations
	$158		Republic of Ecuador (h)	9.375	12/15/15	124,030
	100		Republic of Ecuador — 144A (d) (h)	9.375	12/15/15	78,500

						202,530

			France (0.4%)
			Banking (0.1%)
	192		Societe Financement de l’Economie Francaise — 144A	3.375	05/05/14	194,445

			Media Conglomerates (0.1%)
	90		Vivendi — 144A (d)	6.625	04/04/18	89,109

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oilfield Services/Equipment (0.1%)
125	Compagnie Generale de Geophysique S.A.	7.50	05/15/15	120,625

	Total France			404,179

	Georgia (0.1%)
	Foreign Government Obligation
100	Republic of Georgia	7.50	04/15/13	86,080

	Ghana (0.3%)
	Foreign Government Obligation
359	Republic of Ghana — 144A (d)	8.50	10/04/17	341,947

	Germany (0.2%)
	Banking (0.2%)
220	KFW	4.875	06/17/19	234,706

	Indonesia (1.5%)
	Foreign Government Obligations (1.3%)
115	Republic of Indonesia	7.75	01/17/38	112,700
412	Republic of Indonesia — 144A (d)	7.75	01/17/38	403,760
725	Republic of Indonesia — 144A (d)	11.625	03/04/19	978,750

				1,495,210

	Pulp & Paper (0.2%)
1,648	Tjiwi Kimia Finance BV — (Series REGS)	0.00	04/29/27	24,715
9	Tjiwi Kimia Finance BV — (Series REGS)	3.05	04/29/15	1,966
667	Tjiwi Kimia Finance BV — (Series REGS)	3.094	04/29/18	123,399
277	Tjiwi Kimia International	3.05	04/29/15	63,633

				213,713

	Total Indonesia			1,708,923

	Ivory Coast (0.1%)
	Foreign Government Obligation (0.5%)
560	Ivory Coast (Series YR20)	0.00	03/29/19	162,400

	Israel (0.5%)
	Electrical Products
690	Ormat Funding Corp.	8.25	12/30/20	583,441

	Luxembourg (2.8%)
	Foreign Government Obligations (0.7%)
100	Russian Agricultural Bank — 144A (d)	7.125	05/16/13	101,625
214	Russian Agricultural Bank — 144A (d)	6.299	05/15/17	193,670
480	Russian Agricultural Bank — 144A (d)	7.125	05/16/13	481,824

				777,119

	International Banks (0.5%)
540	European International Bank	3.25	10/14/11	560,720

	Oil & Gas Production (0.6%)
702	TNK-BP Finance SA — 144A (d)	7.875	03/13/18	642,330

	Steel (0.5%)
335	ArcelorMittal	9.85	06/01/19	388,308
160	ArcelorMittal	6.125	06/01/18	154,794

				543,102

	Wireless Telecommunications (0.7%)
740	Wind Acquisition Finance SA — 144A (d)	10.75	12/01/15	788,100

	Total Luxembourg			3,311,371

	Mexico (1.7%)
	Foreign Government Obligation (0.5%)
610	United Mexican States	6.75	09/27/34	631,350

	Oil & Gas Production (1.1%)
410	Pemex Project Funding Master Trust (c)	8.625	12/01/23	455,100
400	Pemex Project Funding Master Trust (c)	9.125	10/13/10	432,000
440	Pemex Project Funding Master Trust — 144A (d)	1.929	06/15/10	436,700

				1,323,800

	Total Mexico			1,955,150

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Netherlands (1.0%)
	Electric Utilities (0.4%)
475	Intergen — 144A (d)	9.00	06/30/17	470,250

	Gas (0.1%)
120	Intergas Finance BV (Series REGS)	6.375	05/14/17	93,600

	Oil — Exploration & Production (0.5%)
650	KazMunaiGaz Finance Sub BV — 144A (d)	9.125	07/02/18	598,000

	Total Netherlands			1,161,850

	New Zealand (0.3%)
	Bank Holding Companies
330	Westpac Securities	2.50	05/25/12	330,127

	Pakistan (0.1%)
	Foreign Government Obligation
120	Islamic Republic of Pakistan	6.875	06/01/17	86,400

	Peru (1.2%)
	Foreign Government Obligations
470	Republic of Peru	7.125	03/30/19	511,830
400	Republic of Peru	7.35	07/21/25	434,600
333	Republic of Peru	8.75	11/21/33	408,757

	Total Peru			1,355,187

	Philippines (0.9%)
	Foreign Government Obligations
450	Republic of Philippines (c)	9.00	02/15/13	518,625
300	Republic of Philippines	8.375	06/17/19	348,000
175	Republic of Philippines	8.875	03/17/15	203,875

	Total Philippines			1,070,500

	Poland (0.3%)
	Foreign Government Obligation
290	Republic of Poland	6.375	07/15/19	301,832

	Russia (1.2%)
	Foreign Government Obligation
1,386	Federal Republic of Russia	7.5	03/31/30	1,398,370

	Singapore (0.2%)
	Electronic Components
184	Flextronics International LTD	6.50	05/15/13	177,560

	South Korea (0.2%)
	Banking (0.1%)
80	Korea Development Bank	8.00	01/23/14	88,209

	Foreign Government Obligation (0.1%)
140	Republic of Korea	5.75	04/16/14	147,392

	Total South Korea			235,601

	Switzerland (0.1%)
	Oilfield Services/Equipment
115	Watherford International Inc.	6.00	03/15/18	117,118

	Turkey (2.2%)
	Foreign Government Obligations
384	Republic of Turkey	6.75	04/03/18	391,200
687	Republic of Turkey	6.875	03/17/36	656,085
370	Republic of Turkey	7.50	07/14/17	393,587
230	Republic of Turkey	7.50	11/07/19	242,650
180	Republic of Turkey (c)	8.00	02/14/34	195,300
528	Republic of Turkey	11.00	01/14/13	629,640

	Total Turkey			2,508,462

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Ukraine (0.5%)
	Foreign Government Obligations
540	Ukraine Government (REGS)	6.58	11/21/16	383,400
240	Ukraine Government (REGS)	7.65	06/01/13	199,200

				582,600

	United Kingdom (0.9%)
	Advertising/Marketing Services (0.1%)
165	WPP Finance	8.00	09/15/14	176,087

	Cable/Satellite Tv (0.4%)
210	Virgin Media Finance PLC	8.75	04/15/14	213,150
290	Virgin Media Finance PLC	9.125	08/15/16	294,350

				507,500

	Major Banks (0.4%)
245	Barclays Bank PLC	6.75	05/22/19	266,473
195	HBOS PLC — 144A (d)	6.75	05/21/18	150,037

				416,510

	Total United Kingdom			1,100,097

	Uruguay ( 0.1%)
	Foreign Government Obligation
107	Republic of Uruguay	8.00	11/18/22	115,560

	Venezuela (1.4%)
	Foreign Government Obligations
124	Republic of Venezuela	9.00	05/07/23	80,600
200	Republic of Venezuela	7.65	04/21/25	115,500
199	Republic of Venezuela	5.75	02/26/16	118,405
328	Republic of Venezuela	7.00	03/31/38	169,740
318	Republic of Venezuela (c)	9.25	09/15/27	224,190
110	Republic of Venezuela	9.25	05/07/28	70,950
1,000	Republic of Venezuela	10.75	09/19/13	855,000

				1,634,385

	Total Foreign Government & Corporate Bonds (Cost $29,738,524)			28,352,813

	Domestic Corporate Bonds (49.8%)
	Accident & Health Insurance (0.2%)
225	Travelers Cos Inc.	5.90	06/02/19	242,847

	Aerospace & Defense (0.1%)
125	L-3 Communications Corp.	5.875	01/15/15	119,062

	Agricultural Commodities/Milling (0.1%)
65	Bunge Finance Corp.	8.50	06/15/19	72,039

	Alternative Power Generation (0.5%)
460	NRG Energy, Inc. (c)	7.375	01/15/17	445,050
135	NRG Energy, Inc.	8.50	06/15/19	133,481

				578,531

	Banking (0.2%)
250	National Australia Bank	3.375	07/08/14	252,125

	Beverages: Alcoholic (0.5%)
570	Constellation Brands, Inc.	7.25	05/15/17	560,025

	Beverages: Non-Alcoholic (0.1%)
160	Coca-Cola Co. (The)	4.875	03/15/19	168,138

	Broadcasting (0.4%)
575	XM Sirum Radio Inc. (c)	9.625	08/01/13	484,437

	Building Products (0.6%)
790	Interface Inc.	9.50	02/01/14	746,550

	Cable/Satellite Tv (2.9%)
1,170	CSC Holdings Inc. — 144A (d)	8.625	02/15/19	1,210,950
575	DIRECTV Holdings LLC(c)	7.625	05/15/16	585,062
10	DISH DBS Corp.	7.00	10/01/13	9,925
545	Echostar DBS Corp.	6.625	10/01/14	524,562
980	Intelsat Corp — 144A (c) (d)	9.25	06/15/16	994,700

				3,325,199

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Casino/Gaming (1.8%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (f) (h)	13.50	03/01/10	0
495	Harrahs Operating Co. Inc. — 144A (d)	11.25	06/01/17	503,662
480	Las Vegas Sands Corp. (c)	6.375	02/15/15	392,400
1,010	MGM Mirage Inc. — 144A (d)	13.00	11/15/13	1,143,825
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f) (h)	13.00	12/15/07	0

				2,039,887

	Chemicals: Major Diversified (0.2%)
120	Airgas, Inc. — 144A (d)	7.125	10/01/18	120,300
295	Westlake Chemical Corp.	6.625	01/15/16	272,875

				393,175

	Chemicals: Specialty (1.2%)
1,275	Innophos, Inc.	8.875	08/15/14	1,217,625
161	Koppers Industry Inc.	9.875	10/15/13	161,805

				1,379,430

	Coal (0.5%)
175	Foundation PA Coal Co.	7.25	08/01/14	175,875
465	Massey Energy Co.	6.875	12/15/13	451,050

				626,925

	Computer Communications (0.2%)
195	CISCO Systems Inc.	4.95	02/15/19	205,210
25	CISCO Systems Inc.	5.90	02/15/39	26,661

				231,871

	Computer Software & Equipment (0.1%)
90	Microsoft Corp. (c)	4.20	06/01/19	90,970

	Containers/Packaging (1.6%)
400	Berry Plastics Holding Corp. — 144A (c) (d)	8.875	09/15/14	352,000
650	Graphic Packaging International Corp. (c)	9.50	08/15/13	650,812
400	Owens-Brockway Glass Container Inc.	6.75	12/01/14	391,000
545	Solo Cup Co. (c)	8.50	02/15/14	478,237

				1,872,049

	Data Processing Services (0.5%)
85	Fiserv Inc.	6.80	11/20/17	87,840
495	Sungard Data Systems Inc. — 144A (d)	9.125	08/15/13	507,375

				595,215

	Department Stores (0.6%)
750	Bon-Ton Department Stores Inc. (The) (c)	10.25	03/15/14	363,750
410	MACY’S Retail Holdings Inc.	5.90	12/01/16	372,143

				735,893

	Drugstore Chains (0.6%)
895	Rite Aid Corp.	8.625	03/01/15	680,200

	Electric Utilities (2.9%)
190	AES Corp. (The) 144A (d)	8.75	05/15/13	194,750
415	AES Corp. (The) 144A (d)	8.00	06/01/20	398,400
350	Edison Mission Energy (c)	7.00	05/15/17	280,437
266	Home City Funding LLC	8.137	10/01/19	240,730
100	IPALCO Enterprises, Inc.	8.625	11/14/11	103,250
990	Mirant Americas Generations, LLC (c)	8.50	10/01/21	841,500
260	Orion Power Holdings, Inc.	12.00	05/01/10	270,400
400	RRI Energy Inc. (c)	7.875	06/15/17	371,000
270	Texas Competitive Electric Holdings Co. LLC (c)	10.25	11/01/15	213,300
290	Texas Competitive Electric Holdings Co. LLC	10.25	11/01/15	229,100
220	Texas Eastern Transmission	7.00	07/15/32	237,281

				3,380,148

	Electronic Distributors (0.6%)
690	Anixter Inc.	10.00	03/15/14	717,600

	Electronic Production Equipment (0.1%)
140	KLA-Tencor Corp.	6.90	05/01/18	135,750

	Engineering & Construction (0.1%)
215	Edison Mission Energy	7.75	06/15/16	181,675

	Finance — Commercial (0.5%)
645	First Data Corp. (c)	9.875	09/24/15	547,444

	Finance/Rental/Leasing (1.3%)
660	Ford Motor Credit Co LLC.	7.25	10/25/11	620,031
657	GMAC LLC — 144A (d)	6.875	09/15/11	612,653
130	SLM Corp.	8.45	06/15/18	104,149

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
270	United Rentals NA, Inc. (c)	6.50	02/15/12	261,900

				1,598,733

	Financial Conglomerates (4.7%)
5,400	JP Morgan Chase & Co. (c)	2.125	12/26/12	5,421,346
100	Prudential Financial, Inc. (Series MTN)	6.625	12/01/37	88,972

				5,510,318

	Food Retail (1.2%)
154	CA FM Lease Trust — 144A (d)	8.50	07/15/17	157,992
818	Delhaize America, Inc.	9.00	04/15/31	1,026,481
225	SUPERVALU Inc. (c)	8.00	05/01/16	224,438

				1,408,911

	Food: Meat/Fish/Dairy (1.4%)
415	JBS USA LLC/JBS USA Finance	11.625	05/01/14	422,263
420	Michael Foods Inc. (Series B)	8.00	11/15/13	423,150
401	Pilgrim’s Pride Corp. (h)	7.625	05/01/15	371,928
420	Smithfield Foods Inc.	7.00	08/01/11	401,100

				1,618,441

	Foods & Beverages (0.1%)
110	Dr Pepper Snapple Group	6.82	05/01/18	121,765

	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375	05/15/33	112,800

	Hospital/Nursing Management (2.3%)
1,655	Columbia/HCA Healthcare Corp.	7.69	06/15/25	1,215,415
230	Community Health Systems	8.875	07/15/15	238,050
200	HCA Inc.	9.875	02/15/17	211,500
620	Sun Health Group, Inc.	9.125	04/15/15	629,300
445	Tenet Healthcare Corp.	7.375	02/01/13	430,538

				2,724,803

	Hotels/Resorts/Cruiselines (0.3%)
325	Gaylord Entertainment Co.	8.00	11/15/13	294,125

	Industrial Specialties (0.3%)
410	Johnsondiversy, Inc.	9.625	05/15/12	418,200

	Information Technology Services (0.4%)
475	Vangent Inc.	9.625	02/15/15	425,125

	Major Banks (0.2%)
140	PNC Funding Corp. (c)	6.70	06/10/19	151,262
60	State Street Corp.	4.30	05/30/14	60,949

				212,211

	Major Telecommunications (0.2%)
315	Sprint Capital Corp.	6.90	05/01/19	281,531

	Medical Specialties (0.4%)
65	Baxter International Inc. (c)	5.375	06/01/18	68,736
230	Hospira, Inc.	1.078	03/30/10	228,870
190	Invacare Corp.	9.75	02/15/15	194,750

				492,356

	Medical/Nursing Services (1.5%)
400	Apria Healthcare Group	11.25	11/01/14	409,000
520	Fresenius Medical Care Capital Trust	7.875	06/15/11	539,500
230	Select Medical Corp.	7.625	02/01/15	200,100
817	Select Medical Corp. (c)	7.654	09/15/15	649,515

				1,798,115

	Metal Fabrications (0.2%)
215	Hexcell Corp.	6.75	02/01/15	203,713

	Miscellaneous (0.2%)
180	Export-Import BK Korea	5.875	01/14/15	181,792

	Miscellaneous Commercial Services (0.7%)
815	Iron Mountain Inc.	8.625	04/01/13	819,075

	Movies/Entertainment (0.3%)
290	AMC Entertainment Inc.(Series B) (c)	8.75	06/01/19	287,100

	Multi-Line Insurance (0.2%)
150	AllState Corp.	7.45	05/16/19	169,797

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oil — Exploration & Production (1.0%)
250	Atlas Energy Resources LLC — 144A (a) (d)	10.75	02/01/18	252,500
310	Forest Oil Corp. (c)	7.25	06/15/19	296,438
280	Forest Oil Corp.	7.75	05/01/14	274,400
385	Pioneer Natural Inc.	6.65	03/15/17	350,532

				1,173,870

	Oil & Gas Pipelines (1.5%)
125	EL Paso Corp.	7.625	07/15/11	127,968
600	EL Paso Corp.	7.00	06/15/17	579,479
480	Pacific Energy Partners/Finance	7.125	06/15/14	498,167
535	Williams Companies, Inc. (The)	7.875	09/01/21	582,966

				1,788,580

	Oil & Gas Production (4.5%)
490	Chaparral Energy, Inc. (c)	8.875	02/01/17	306,250
480	Chesapeake Energy Corp. (c)	9.50	02/15/15	511,800
150	Chesapeake Energy Corp.	6.375	06/15/15	140,625
592	Chesapeake Energy Corp. (c)	7.50	09/15/13	592,000
595	Denbury Resources Inc.	9.75	03/01/16	638,138
515	Hilcorp Energy/Finance — 144A (d)	7.75	11/01/15	460,925
595	Newfield Exploration Co.	6.625	09/01/14	577,150
410	Petrohawk Energy Corp. — 144A (d)	10.50	08/01/14	440,750
370	Plains Exploration & Production Co.	7.625	06/01/18	359,825
270	Plains Exploration & Production Co.	7.75	06/15/15	269,325
220	Plains Exploration & Production Co. (c)	10.00	03/01/16	238,975
785	Sandrige Energy, Inc.	8.625	04/01/15	749,675

				5,285,438

	Other Consumer Services (1.0%)
510	Expedia, Inc. — 144A (d)	8.50	07/01/16	520,200
380	Service Corp. Intl.	6.75	04/01/16	357,200
320	Ticketmaster Entertainment, Inc. — 144A (d)	10.75	07/28/16	299,200

				1,176,600

	Pharmaceuticals: Major (0.5%)
205	Novartis Capital Corp.	4.125	02/10/14	214,015
370	Roche Holdings, Inc. — 144A (d)	6.00	03/01/19	411,091

				625,106

	Pharmaceuticals: Other (0.2%)
185	Axcan International Holdings Inc.	12.75	03/01/16	194,713

	Property — Casualty Insurers (0.2%)
110	ACE INA Holdings Inc.	5.60	05/15/15	114,800
90	ACE INA Holdings Inc.	5.90	06/15/19	95,321

				210,121

	Pulp & Paper (0.8%)
685	Georgia Pacific LLC — 144A (d)	8.25	05/01/16	712,400
205	Glatfelter P.H. — 144A (d) (c)	7.125	05/01/16	191,675

				904,075

	Real Estate Investment Trusts (0.1%)
70	Simon PPTY Group LP (c)	6.75	05/15/14	72,482

	Recreational Products (0.4%)
395	Scientific Games Corp. (c)	6.25	12/15/12	385,125

	Regional Banks (0.2%)
170	US Bancorp	4.20	05/15/14	173,831

	Restaurants (0.5%)
555	Aramark Corp. (c)	8.50	02/01/15	561,938
25	McDonald’s Corp. (Sries MTN)	5.00	02/01/19	26,104

				588,042

	Services To The Health Industry (1.4%)
740	Biomet Inc. (c)	11.625	10/15/17	806,600
390	HealthSouth Corp. (c)	10.75	06/15/16	410,475
160	Medco Health Solutions, Inc.	7.125	03/15/18	180,262
250	Omnicare Inc.	6.75	12/15/13	237,500

				1,634,837

	Specialty Telecommunications (1.8%)
285	American Tower Corp.	7.125	10/15/12	290,700
680	Frontier Communications	9.00	08/15/31	629,000
450	Qwest Capital Funding	7.00	08/03/09	450,000
450	Qwest Capital Funding — 144A (c) (d)	7.25	02/15/11	447,750
300	Winstream Corp.(c)	8.125	08/01/13	304,500

				2,121,950

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE
		Telecommunication Equipment (0.1%)
95		Corning Inc. (c)	6.625	05/15/19	103,176

		Telecommunications (0.6%)
290		Hughes Network System	9.50	04/15/14	291,450
425		Paetec Holding Corp. (c)	8.875	06/30/17	405,875

					697,325

		Tobacco (0.1%)
85		Altria Group Inc.	9.25	08/06/19	101,822

		Utilities (0.9%)
334		Midwest Generation LLC (Series B)	8.56	01/02/16	335,590
875		NSG Holdings LLC — 144A (d)	7.75	12/15/25	748,125

					1,083,715

		Wireless Telecommunications (0.8%)
850		Nextel Communications	6.875	10/31/13	779,875
140		SBA Telecommunications	8.25	08/15/19	142,800

					922,675

		Total Domestic Corporate Bonds (Cost $62,226,805)			58,079,579

		U.S. Government Agencies & Obligations (18.2%)
		U.S. Government Agencies (4.0%)
		Treasury Inflation Index Bond (TIPS) (0.5%)
516		(c)	3.625	04/15/28	621,720

		Federal National Mortgage Assoc. (1.0%)
350		(c)	5.00	05/11/17	382,598
650		(c)	6.625	11/15/30	817,327

					1,199,925

		Federal Home Loan Mortgage Corp. (2.5%)
1,700			4.875	06/13/18	1,850,491
210		(c)	5.125	11/17/17	231,770
600		(c)	6.75	03/15/31	769,526

					2,851,787

		U.S. Government Obligations (14.2%)
		U.S. Treasury Bonds (2.1%)
192		(c)	4.75	08/15/17	211,395
1,700		(c)	6.50	11/15/26	2,168,564

					2,379,959

		U.S. Treasury Notes (8.7%)
2,200			0.875	05/31/11	2,195,013
249			1.50	12/31/13	240,810
2,730			1.75	01/31/14	3,434,227
500			2.25	05/13/14	494,647
106			2.75	02/15/19	99,615
820		(c)	3.50	02/15/39	708,917
2,580		(c)	4.25	05/15/39	2,554,208
430			4.375	02/15/38	434,166

					10,161,603

		U.S. Treasury Strips (3.4%)
2,905			0.00	05/15/21	1,748,734
3,825		(c)	0.00	11/15/21	2,247,811

					3,996,545

		Total U.S. Government Agencies & Obligations (Cost $21,349,333)			21,211,539

		U.S. Government Agencies — Mortgage — Backed Securities (5.0%)
		Federal Home Loan Mortgage Corp. (0.1%)
37			7.50	10/01/32	41,130
101			9.00	01/01/31	116,188

					157,318

		Federal Home Loan Mortgage Corp. Gold (0.7%)
20			6.50	02/01/29 — 09/01/33	21,617
265			7.50	06/01/24 — 08/01/32	296,305
410			8.00	10/01/24 — 08/01/32	463,280
58			8.50	04/01/30 — 06/01/30	66,367
(n	)		9.50	07/01/20	506

					848,074

		Federal National Mortgage Assoc. (3.5%)
305			6.00	01/01/19	324,952
1,019			6.50	12/01/28 — 08/01/32	1,100,626

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
25		7.00		08/01/29 - 11/01/32	27,429
1,205		7.50		02/01/22 - 08/01/34	1,338,569
289		8.00		06/01/22 - 07/01/31	326,574
852		8.50		05/01/17 - 04/01/32	953,368
25		9.00		09/01/21 - 12/01/30	26,891

					4,098,409

	Federal National Mortgage Assoc. Dwarf (0.0%)
1		6.00		04/01/13	594

	Government National Mortgage Assoc. (0.6%)
356		7.50		05/15/17 - 11/15/26	396,987
230		8.00		12/15/22 - 02/15/30	232,430
56		8.50		08/15/22 - 07/15/24	60,976

					690,393

	Government National Mortgage Assoc II (0.1%)
51		7.50		07/20/25	52,608

	Total U.S. Governmnent Agencies — Mortgage — Backed Securities (Cost $5,543,780)				5,847,396

	Collateralized Mortgage Obligations (0.4%)
	Private Issues(f) (0.2%)
	American Home Mortgage Assets Trust
512	2006-4 1A3	0.595	%(e)	10/25/46	54,665
	Green Point Mortgage Funding Trust
1,502	2006-AR7 M2 (l)	0.715	(e)	12/25/46	2,253
	Master Adjustable Rate Mortgages Trust
473	2006-OA1 3A3	2.150	(e)	04/25/46	89,528
	Structured Asset Mortgage Investments, Inc.
427	2006-AR6 1A5	0.565	(e)	07/25/36	74,196

	Total Private Issues				220,642

	U.S. Government Agencies (0.2%)
	Federal National Mortgage Assoc.
786	356 25 (IO)	7.00		12/01/34	123,398
255	356 44 (IO)	6.00		01/01/20	28,189
334	356 45 (IO)	6.00		01/01/20	36,766
87	356 48 (IO)	7.00		11/01/19	8,892
417	357 28 (IO)	7.50		03/01/35	68,890
138	358 29 (IO)	8.00		03/01/35	22,320
94	359 46 (IO)	6.50		03/01/20	9,990

	Total U.S. Government Agencies				298,445

	Total Collateralized Mortgage Obligations (Cost $2,196,703)				519,087

	Convertible Bond (0.5%)
	Cable/Satellite TV
575	Charter Communications Inc. — 144A (d) (Cost $482,578)	10.875		09/15/14	623,875

	Municipal Bonds (0.3%)
	General Obligation
140	California State	5.950		04/01/16	140,238

	Transportation
155	Illinois State Toll Highway Authority (The)	6.184		01/01/34	162,026

	Total Municipal Bonds (Cost $295,708)				302,264

NUMBER OF		COUPON	MATURITY
SHARES		RATE	DATE	VALUE
	Preferred Stock (0.1%)
	Finance/Rental/Leasing
267	Preferred Blocker, Inc. (GMAC LLC) — 144A (c) (d) (Cost $111,972)			122,962

	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (g)(i)(l)			0

	Electric Utilities (0.0%)
102	PNM Resources Inc. (b)			1,244

	Food: Specialty/Candy (0.0%)
445	SFAC New Holdings Inc. (j)(l)			0
2,423	SFAC New Holdings Inc. (j)(l)			0

				0

	Restaurants (0.0%)
3,387	American Restaurant Group Holdings, Inc. (Class A) (l)			27,096

	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (l)(m)			127
665	XO Holdings, Inc.			336

				463

	Textiles (0.0%)
298,462	U.S. Leather, Inc. (b)(g)(l)			0

	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (c)			9,140

	Total Common Stocks (Cost $42,270,710)			37,943

NUMBER OF			EXPIRATION
WARRANTS			DATE
	Warrants (g) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. — 144A (d) (l)		03/01/10	0

	Specialty Telecommunications (b) (0.0%)
1,331	XO Holdings, Inc. (Series A)		01/16/10	44
997	XO Holdings, Inc. (Series B)		01/16/10	6

997	XO Holdings, Inc. (Series C)		01/16/10	3

				53

	Total Warrants (Cost $1,668)			53

NUMBER OF
CONTRACTS
	Call Options Purchased (0.0%)
196	Euro $2 Year Mid-Crv September /2009 @97.75 (Cost $151,949)			7,350

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (33.4%)
	U.S. Governmnent Obligations (o) (1.9%)
$2,260	U.S. Treasury Bills (c) (Cost $2,258,254)			2,258,288

	Securities Held as Collateral on Loaned Securites (c) (28.4%)
	Repurchase Agreements (6.0%)
5,117	Bank of America Securities LLC (0.21% dated 7/31/09, due 08/03/09; proceeds $5,116,904; fully collateralized by Federal Home Loan Mortgage Corp., 5.00% due 03/01/35; valued at $5,219,302.)			5,116,875
1,836	Citigroup Global Markets Inc. (0.54%, dated 7/31/09, due 08/03/09; proceeds $1,836,166; fully collateralized by exchange traded fund at the date of this Portfolio of Investments as follows: Diamonds Trust; valued at $1,927,953.)			1,836,111

	Total Repurchase Agreements (Cost $6,952,986)			6,952,986

NUMBER OF		COUPON	EXPIRATION
SHARES (000)		RATE	DATE	VALUE
	Investment Company (k) (22.4%)
26,075	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $26,074,737)			26,074,737

	Total Securities held as Collateral on Loaned Securities (Cost $33,027,723)			33,027,723

	Investment Company (k) (3.1%)
3,630	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,371,878)			1,371,878

	Total Short-Term Investments (Cost $36,657,855)			36,657,889

	Total Investments (Cost $201,027,585) (p)	132.1%		151,762,750
	Total Written Options Outstanding (Premium received $19,393)	0.0		(1,019)
	Liabilities in Excess of Other Assets	(32.1)		(35,176,562)

	Net Assets	100.0%		$116,585,169

IO	Interest only security

(a)	Capital appreciation bond.

(b)	Acquired through exchange offer.

(c)	The values of loaned securities and related cash collateral outstanding at July 31, 2009 were $32,364,143 and $33,0271,722, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Resale is restricted to qualified institutional investors.

(e)	Floating rate security. Rate shown is the rate in effect at July 31, 2009.

(f)	Security issued with perpetual maturity.

(g)	Non-income producing securities.

(h)	Non-income producing security; bond in default.

(i)	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.

(j)	Resale is restricted acquired (06/10/99) at a cost basis of $24.

(k)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(l)	Securities with a total market value equal to $29,476 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(m)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.

(n)	Par less than 1,000

(o)	Purchased on discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Flexible Income Trust

Options Written at July 31, 2009

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

196	Euro$ 2YR MID-CRV	$98.50	September 2009	$19,393	$1,019

Morgan Stanley Flexible Income Trust

Forward Foreign Currency Contracts Open at July 31, 2009:

					UNREALIZED
CONTRACTS TO		IN		DELIVERY	APPRECIATION
DELIVER		EXCHANGE FOR		DATE	(DEPRECIATION)

DKK	250,000		$46,443	09/16/2009	$(1,360)
	$3,020,000	EUR	4,185,720	09/16/2009	118,972
	$950,000	GBP	1,558,950	09/16/2009	27,814

		Net Unrealized Appreciation			$145,427

Currency Abbreviations:

DKK	Danish Krone.

EUR	EURO.

GBP	British Pound.

Morgan Stanley Flexible Income Trust

Futures Contracts Open at July 31, 2009

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

16	Long	90 Day Euro $ Futures June 2011	$3,886,400	$(6,197)
13	Long	90 Day Euro $ Futures March 2011	3,168,100	(5,015)
13	Long	90 Day Euro $ Futures September 2011	3,148,438	(7,192)
13	Long	90 Day Euro $ Futures December 2011	3,139,500	(7,573)
24	Long	U.S.Treasury Note 5 Year, September 2009	2,769,187	17,371
23	Short	U.S. Treasury Notes 20 Year, September 2009	(2,490,648)	(63,160)
61	Short	U.S. Treasury Notes 2 Year, September 2009	(13,211,265)	(3,028)

		Net Unrealized Depreciation		$(74,794)

Morgan Stanley Flexible Income Trust

Interest Rate Swap Contracts Open at July 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Barclays Bank PLC ***	$2,346	Fixed Rate 4.64%	Floating Rate 0.00 # %	May 27, 2019	$(12,833)
Barclays Bank PLC	538	Floating Rate 0.66 #	Fixed Rate 4.04%	May 27, 2039	12,627
Barclays Bank PLC**	390	Floating Rate 0.66	Fixed Rate *	April 15, 2028	19,986
Barclays Bank PLC	3,689	Floating Rate 0.00	Fixed Rate 0.00	November 15, 2019	(533,430)
Barclays Bank PLC	3,825	Floating Rate 0.00	Fixed Rate 0.00	November 15, 2019	(184,551)
JP Morgan Chase Bank N.A.	2,905	Floating Rate 0.00	Fixed Rate 0.00	May 15, 2021	(154,431)
UBS AG	1,585	Floating Rate 0.66 #	Fixed Rate 4.04%	May 27, 2039	37,200
UBS AG***	6,848	Fixed Rate 4.64%	Floating Rate 0.00 #	May 27, 2019	(32,186)

Net Unrealized Deppreciation					$(847,618)

#	Floating rate based on USD-3 Month LIBOR.

*	Fixed rate based on interest received from TIPS bond/note held by the Fund.

**	Asset swap.

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Flexible Income Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices
		in Active Market for	Significant	Significant
		Identical	Other Observable	Unobservable
		Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Common Stocks
Casino/Gaming	$0	—	—	$0
Electric Utilities	1,244	$1,244	—	—
Food: Specialty/Candy	0	—	—	0
Restaurants	27,096	—	—	27,096
Specialty Telecommunications	463	336	—	127
Textiles	0	—	—	—
Wireless Telecommunications	9,140	9,140	—	—

Total Common Stocks	37,943	10,720	—	27,223

Warrants
Casino/Gaming	0	—	—	0
Specialty Telecommunications	53	—	$53	—

Total Warrants	53	—	53	—

Preferred Stocks — Finance/Rental/Leasing	122,962	—	122,962	—
Collateralized Mortgage Obligations — Private Issues	220,642	—	218,389	2,253
Collateralized Mortgage Obligations — US Government Agency	298,445	—	298,445	—
Corporate Bonds	69,702,031	—	69,702,031	—
Foreign Government Agencies & Obligations	17,354,236	—	17,354,236	—
Mortgage-Backed Securities — US Government Agencies	5,847,396	—	5,847,396	—
Municipal Bonds	302,264	—	302,264	—
US Government Agencies & Obligations	21,211,539	—	21,211,539	—
Short-Term Investments
Investment Company	27,446,615	$27,446,615	—	—
Repurchase Agreements	6,952,986	—	6,952,986
US Government Obligation	2,258,288	—	2,258,288	—

Total Short-Term Investments	36,657,889	27,446,615	9,211,274	—

Forward Foreign Currency Contracts	146,787	—	146,787	—
Futures	17,371	17,371	—	—
Interest Rate Swaps	69,813	—	69,813	—
Options	7,350	7,350	—	—

Total	$151,996,721	$27,471,336	$124,485,189	$29,476

Liabilities
Forward Foreign Currency Contracts	($1,360)	—	($1,360)	—
Futures	(92,165)	($92,165)	—	—
Interest Rate Swaps	(917,431)	—	(917,431)	—
Options	(1,019)	(1,019)	—	—

Total	($1,011,975)	($93,184)	($918,791)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$2,622,812
Net purchases (sales)	(1,954,873)
Transfers in and/or out	(91,661)
Change in unrealized appreciation/depreciation	8,447,226
Realized gains (losses)	(8,994,028)

Ending Balance	$29,476

Net change in unrealized appreciation/ depreciation from investments still held as of July 31, 2009	($26,222)

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the new York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their lataest bid and asked price; (7)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

3